                                                                       497 (j)

                 [Letterhead of Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2415]



MARY JANE WILSON-BILIK
DIRECT LINE:  202.383.0660
Internet:  mjwilsonbilik@sablaw.com

                                   May 2, 2001




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:    Farmers New World Life Insurance Company
                      Farmers Annuity Separate Account A
                      Post-Effective Amendment No. 2
                      (File Nos. 333-85183; 811-09547)
                      --------------------------------

Commissioners:

        On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Annuity Separate Account A (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 27, 2001.

        If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                            Sincerely,


                                            /s/ Mary Jane Wilson-Bilik
                                            ---------------------------
                                            Mary Jane Wilson-Bilik

cc:     James P. Brennan, Esq.